Financial results	12 Months Ended
Dec. 31, 2024
Financial results
Financial results

29.Financial result

	2024	2023	2022
Finance income
Yields and interests	1,627,135	1,884,445	965,952
Results from financial assets	74,498	329,061	178,212
Gain on derivatives valuation	4,931	4,454	18,099
Other financial income	41,237	103,009	154,882
	1,747,801	2,320,969	1,317,145
Finance expenses
Interest (1)	(7,377,086)	(6,923,831)	(5,517,417)
Financial cost of other liabilities (2)	(2,465,600)	(2,196,936)	(2,003,687)
Results from financial assets	(31,391)	(246,155)	(152,355)
Other financial expenses	(445,239)	(1,017,143)	(353,793)
	(10,319,316)	(10,384,065)	(8,027,252)
Foreign exchange gain
Gain (loss) from exchange difference	51,567	2,397,712	(124,650)
	51,567	2,397,712	(124,650)
Financial result	(8,519,948)	(5,665,384)	(6,834,757)
(1)	As of December 31, 2024, interests on natural and environmental resources and property, plant, and equipment were capitalized for $809,560 (2023 $643,964).
(2)	Includes the financial expense for the update of the liability for cost of retirement obligation and the net interest on post-employment benefits and other long-term employee benefits.